Deferred Grant Income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Grant Income [Abstract]
Disclosure of Deferred Grants
The following table is a summary of activity related to deferred grants for the periods presented:

$’000
Balance at January 1, 2020	—
Grants related to prior years	3,173
Grants received in 2020	4,315
Grant income recognized	—
Adjustment, net	—
Balance at December 31, 2020	7,488

Balance at January 1, 2021	7,488
Grants related to prior years	—
Grants received in 2021	2,769
Grant income recognized	(1,959)
Adjustment, net	146
Balance at December 31, 2021	8,444